Leases - Future Minimum Annual Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating
2026	$ 915
2027	887
2028	880
2029	879
2030 and beyond	3,699
Total future minimum operating lease payments	7,260
Operating - Less effects of discounting	(1,069)
Operating leases	6,191	$ 943
Finance
2026	60
2027	45
2028	29
2029	1
Total future minimum finance lease payments	135
Finance - Less effects of discounting	(6)
Finance leases	129
2026	975
2027	932
2028	909
2029	880
2030 and beyond	3,699
Total future minimum operating lease payments	7,395
Total Lease Payments - Less effects of discounting	(1,075)
Lease liabilities recognized	$ 6,320	$ 943
Weighted average remaining lease term, operating	8 years 1 month 28 days
Weighted average remaining lease term, finance	2 years 5 months 19 days
Weighted average discounted rate, operating lease	3.78%
Weighted average discounted rate, finance lease	3.37%